Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 10,902	$ 8,216	$ 3,729
General and administrative	5,666	2,647	1,898
Total operating expenses	16,568	10,863	5,627
Operating loss	16,568	10,863	5,627
Finance income	216	65	76
Finance expenses	(223)	(1,222)	(719)
Net loss before tax	(16,575)	(12,020)	(6,270)
Income taxes	(1,557)	(825)	(735)
Net loss for the year	(15,018)	(11,195)	(5,535)
Net loss attributable to shareholders of Evaxion Biotech A/S	(15,018)	(11,195)	(5,535)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(18)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on currency translation to presentation currency	413	2	(15)
Other comprehensive loss for the year, net of tax	395	2	(15)
Total comprehensive loss	(14,623)	(11,193)	(5,550)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (14,623)	$ (11,193)	$ (5,550)
Loss per share – basic and diluted	$ (0.97)	$ (0.81)	$ (0.43)